Alpha Architect ETF Trust
213 Foxcroft Road
Broomall, Pennsylvania 19008

February 2, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Alpha Architect ETF Trust (the “Trust”) File Nos.: 333-195493 and 811-22961

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, ValueShares U.S. Quantitative Value ETF, ValueShares International Quantitative Value ETF, MomentumShares U.S. Quantitative Momentum ETF, and MomentumShares International Quantitative Momentum ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed on January 28, 2016 and effective January 31, 2016.

If you have any additional questions or require further information, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael Barolsky
Michael Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust